SEGMENT DATA AND RELATED INFORMATION - Additional Information - 10K (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 Country	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016 Country
Walmart [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	18.00%	16.00%	20.00%
Outside of the United States [Member]
Segment Reporting Information [Line Items]
Number of countries in which entity operates (countries) | Country	22			23
Pension Plans [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Pension-related cost | $		$ 8.2	$ 4.9